Reserve for Warrants (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
IfrsStatementLineItems [Line Items]
Warrants issued (Note 7)	$ (8,710)
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	728	728
Warrants issued (Note 7)	878
Balance at end of year	$ 1,606	$ 728	$ 728